Consolidated Statement of Comprehensive Income/Loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Comprehensive Income/Loss
Net loss	€ (115,042)	€ (47,249)	€ (165,643)	€ (95,905)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	(63)	(215)	338	52
Other comprehensive income / loss (-), net of income tax	(63)	(215)	338	52
Total comprehensive income / loss (-) attributable to: Owners of the parent	€ (115,105)	€ (47,463)	€ (165,305)	€ (95,853)